Additional disclosures to financial instruments - Reconciliation (Details) - Level Three € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	€ 5
Transfer from level 3 into level 1	€ (5)